UMB SCOUT FUNDS

MONEY MARKET FUND

Semiannual Report December 31, 1998


A no-load mutual fund with primary emphasis on maximum income consistent with safety of principal and maintenance of liquidity.


TO THE SHAREHOLDERS

UMB Scout Money Market Fund's Federal Portfolio earned 1.17% for the quarter ended December 31, 1998, while the Prime Portfolio earned 1.21%. The 7-day current yield on that date was 4.55% for the Federal Portfolio and 4.81% for the Prime Portfolio. For the calendar year, the Federal Portfolio returned 5.04% and the Prime Portfolio returned 5.14%. The Fund invests in high-quality short-term debt instruments and seeks maximum income consistent with safety of principal and liquidity.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Federal Reserve was active late in 1998, cutting the key Fed Funds interest rate in late September, mid-October and again in mid-November. This series of moves ultimately took the rate down to 4.75%.

The interest rate cuts were prompted by ongoing economic trouble in Russia, Japan and various Pacific Rim and Latin American countries, and they took a toll on domestic interest rates. By the end of the quarter, the 30-day yield of the Federal Portfolio had dropped to 4.53% from 5.03%, and of the Prime Portfolio to 4.70% from 5.10%.

As we enter the last year of this decade, it is appropriate to note that we are in the longest peacetime expansion in U.S. history. During the past nine years, economists consistently have been unable to accurately predict the rate of growth in the U.S. economy. The debate continues again this year, with most economists predicting slow growth for 1999 in spite of data showing that the economy is doing just fine. In our judgment, the Fed will listen to the data and will postpone any further interest rate cuts until the second calendar quarter or later.

We appreciate your continued interest in the UMB Scout Money Market Fund and we welcome your comments and questions.

Sincerely,
/s/William A. Faust
William A. Faust
UMB Investment Advisors

Chart - Fund Diversification - Federal Portfolio (UMFXX)
Agencies                98%
Other                    2%
As of December 31, 1998, Statement of Assets. Subject to Change.

Chart - Fund Diversification - Prime Portfolio (UMPXX)
Commerical Paper        98%
Government
 & Agency                7%
As of December 31, 1998, Statement of Assets. Subject to Change.


Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS   DECEMBER 31, 1998 (unaudited)
STATEMENT OF NET ASSETS


  FACE                                                              MARKET
 AMOUNT          DESCRIPTION                                        VALUE
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 94.11%
$ 1,665,000   Abbott Laboratories,
                5.45%, due January 12, 1999                        $ 1,662,227
  8,000,000   Aluminum Company of America,
                5.30%, due January 8, 1999                           7,991,756
  1,167,000   Aluminum Company of America,
                5.40%, due January 15, 1999                          1,164,549
 10,920,000   Aluminum Company of America,
                5.20%, due  January 22, 1999                        10,886,876
 10,000,000   Aluminum Company of America,
                5.14%, due January 25, 1999                          9,965,733
  7,500,000   Amgen Inc.,
                5.25%, due January 12, 1999                          7,487,969
 10,000,000   Amgen Inc.,
                5.25%, due January 19, 1999                          9,973,750
  6,400,000   Amgen Inc.,
                5.45%, due January 26, 1999                          6,375,778
  1,500,000   Anheuser-Busch Cos Inc.,
                5.10%, due January 4, 1999                           1,499,362
  2,500,000   Archer-Daniels-Midland Co.,
                5.00%, due January 20, 1999                          2,493,403
  3,370,000   Archer-Daniels-Midland Co.,
                5.50%, due February 8, 1999                          3,350,435
  5,000,000   Arco British Ltd.,
                5.24%, due January 12, 1999                          4,991,994
 15,000,000   Arco British Ltd.,
                5.25%, due January 13, 1999                         14,973,750
  5,000,000   Atlantic Richfield Co.,
                5.00%, due February 17, 1999                         4,967,361
  2,000,000   Becton, Dickenson,
                5.17%, due January 8, 1999                           1,997,989
 10,000,000   Becton, Dickenson,
                5.15%, due January 21, 1999                          9,971,389
  6,200,000   Becton, Dickenson,
                5.18%, due January 25, 1999                          6,178,589
  2,575,000   Becton, Dickenson,
                5.10%, due February 26, 1999                         2,554,572
  8,275,000   Bell Atlantic Network Funding,
                5.90%, due January 5, 1999                           8,269,575
  2,500,000   BellSouth Telecommunications,
                5.00%, due January 20, 1999                          2,493,403
  3,948,000   BellSouth Telecommunications,
                5.35%, due January 26, 1999                          3,933,332
  5,000,000   BellSouth Telecommunications,
                5.20%, due February 4, 1999                          4,975,444
  5,000,000   California Pollution Control Revenue,
                5.10%, due January 5, 1999                           5,000,000
  9,000,000   California Pollution Control Revenue,
                5.30%, due February 3, 1999                          9,000,000
 10,000,000   Chevron USA Inc.,
                5.30%, due January 7, 1999                           9,991,167
 11,000,000   Coca-Cola Co.,
                5.12%, due January 19, 1999                         10,971,840
  7,500,000   Deere and Co.,
                5.25%, due January 12, 1999                          7,487,969
  7,500,000   Dover Corp.,
                5.21%, due January 6, 1999                           7,494,573
  3,000,000   Dover Corp.,
                5.55%, due January 20, 1999                          2,991,212
 10,000,000   Dover Corp.,
                5.45%, due January 25, 1999                          9,963,667
  9,500,000   Dover Corp.,
                5.47%, due February 2, 1999                          9,453,809
  5,000,000   Duke Energy Co.,
                5.33%, due January 27, 1999                          4,980,753
 15,000,000   duPont (E.I.) deNemours & Co.,
                5.21%, due January 14, 1999                         14,971,779
  5,000,000   duPont (E.I.) deNemours & Co.,
                5.23%, due January 14, 1999                          4,990,557
  5,000,000   Eastman Kodak Co.,
                5.28%, due January 15, 1999                          4,989,733
  5,000,000   Eastman Kodak Co.,
                5.08%, due January 19, 1999                          4,987,300
 12,500,000   Eastman Kodak Co.,
                5.12%, due January 21, 1999                         12,464,444
  7,000,000   Emerson Electric Co.,
                5.33%, due January 11, 1999                          6,989,636
  8,500,000   Emerson Electric Co.,
                5.40%, due January 11, 1999                          8,466,850
 10,000,000   Gannett Inc.,
                5.16%, due January 27, 1999                          9,979,933
  2,500,000   General Mills Inc.,
                5.08%, due January 4, 1999                           2,498,942
  2,200,000   General Mills Inc.,
                5.25%, due January 4, 1999                           2,199,037
  1,259,000   General Mills Inc.,
                5.25%, due January 5, 1999                           1,258,266
 14,000,000   General Mills Inc.,
                5.08%, due January 8, 1999                          13,986,171
  2,500,000   General Mills Inc.,
                5.12%, due January 12, 1999                          2,496,089
  3,492,000   Gillette Co.,
                6.00%, due January 5, 1999                           3,489,672
  5,000,000   Halliburton Co.,
                5.30%, due January 5, 1999                           4,997,056
 10,000,000   Halliburton Co.,
                5.35%, due February 5, 1999                          9,947,986
  2,500,000   Halliburton Co.,
                5.04%, due February 24, 1999                         2,481,100
  2,810,000   Heinz H. J. Co.,
                5.40%, due January 25, 1999                          2,799,884
  2,500,000   Heinz H. J. Co.,
                5.06%, due February 2, 1999                          2,488,756
  1,500,000   Heinz H. J. Co.,
                5.25%, due February 5, 1999                          1,492,344
 25,000,000   International Business Machines Corp.,
                5.25%, due January 6, 1999                          24,981,771
  5,000,000   International Business Machines Corp.,
                5.15%, due January 19, 1999                          4,987,125
  8,785,000   Kellogg Co.,
                5.15%, due Janaury 20, 1999                          8,761,122
  5,000,000   Laclede Gas Co.,
                5.20%, due January 7, 1999                           4,995,667
  2,000,000   Laclede Gas Co.,
                5.75%, due January 12, 1999                          1,996,486
  5,000,000   Laclede Gas Co.,
                5.18%, due January 14, 1999                          4,990,647
  5,000,000   Laclede Gas Co.,
                5.18%, due February 3, 1999                          4,976,258
 15,000,000   Lucent Technologies Inc.,
                5.05%, due January 4, 1999                          14,993,687
 12,500,000   Lucent Technologies Inc.,
                5.23%, due January 7, 1999                          12,489,104
  2,900,000   Lucent Technologies Inc.,
                5.22%, due February 5, 1999                          2,885,283
 20,000,000   Marsh & McLennan Cos Inc.,
                5.39%, due January 11, 1999                         19,970,056
 10,000,000   Marsh & McLennan Cos Inc.,
                5.30%, due January 15, 1999                          9,979,389
  1,000,000   Minnesota Mining and Manufacturing Co.,
                5.10%, due January 26, 1999                            996,458
  2,000,000   Pepsico Inc.,
                5.00%, due January 11, 1999                          1,997,222
 10,000,000   Pepsico Inc.,
                5.10%, due January 13, 1999                          9,983,000
  5,000,000   Pepsico Inc.,
                5.25%, due January 26, 1999                          4,981,771
  1,100,000   Pepsico Inc.,
                5.27%, due January 26, 1999                          1,095,974
  6,500,000   Pepsico Inc.,
                5.27%, due January 27, 1999                          6,475,260
 20,000,000   Procter & Gamble Co.,
                5.18%, due January 29, 1999                         19,919,422
  8,500,000   Progress Capital Holdings Inc.,
                5.15%, due January 22, 1999                          8,474,465
  4,000,000   Progress Capital Holdings Inc.,
                5.25%, due January 26, 1999                          3,985,417
 10,000,000   Progress Capital Holdings Inc.,
                5.30%, due January 26, 1999                          9,963,194
  3,200,000   Progress Capital Holdings Inc.,
                5.35%, due February 5, 1999                          3,183,356
  6,000,000   Sara Lee Corp.,
                5.10%, due January 4, 1999                           5,997,450
  7,000,000   Snap On Inc.,
                5.80%, due January 4, 1999                           6,996,617
 20,000,000   South Carolina Electric Gas,
                5.28%, due January 28, 1999                         19,920,800
  7,000,000   South Carolina Electric Gas,
                5.37%, due January 29, 1999                          6,970,763
  1,800,000   South Carolina Electric Gas,
                5.45%, due February 5, 1998                          1,790,463
  5,500,000   Times Mirror Co.,
                5.25%, due January 28, 1999                          5,478,344
 10,000,000   Times Mirror Co.,
                5.12%, due February 2, 1999                          9,954,489
  4,000,000   Wisconsin Electric Power Co.,
                5.15%, due January 19, 1999                          3,989,700
 15,000,000   Wisconsin Electric Power Co.,
                5.25%, due February 1, 1999                         14,932,187
  4,000,000   Wisconsin Electric Power Co.,
                5.25%, due February 5, 1999                          3,979,583
 12,500,000   Xerox Overseas Holding PLC,
                5.04%, due January 5, 1999                          12,493,000
  2,500,000   Xerox Overseas Holding PLC,
                5.24%, due January 12, 1999                          2,495,997
                                                                   605,531,289

GOVERNMENT SPONSORED ENTERPRISES - 6.83%
  5,000,000   Federal Home Loan Banks Discount Notes,
                5.00%, due October 27, 1999                          5,000,000
  3,000,000   Federal Home Loan Banks Discount Notes,
                5.25%, due November 12, 1999                         3,000,000
  1,078,000   Federal Home Loan Mortgage Corp. Discount Notes,
                4.96%, due January 8, 1999                           1,076,960
  5,000,000   Federal Home Loan Mortgage Corp. Discount Notes,
                5.08%, due January 20, 1999                          4,986,595
  7,000,000   Federal Home Loan Mortgage Corp. Discount Notes,
                5.08%, due February 3, 1999                          6,967,403
  5,000,000   Federal Home Loan Mortgage Corp. Discount Notes,
                5.06%, due February 10, 1999                         4,971,889
  5,500,000   Federal Home Loan Mortgage Corp. Discount Notes,
                5.03%, due February 26, 1999                         5,456,966
  7,500,000   Federal National Mortgage Association Discount
                Notes, 5.00%, due January 4, 1999                    7,496,875
  5,000,000   Federal National Mortgage Association Discount
                Notes, 5.54%, due July 16, 1999                      4,999,060
                                                                    43,955,748
TOTAL INVESTMENTS - 100.94%                                      $ 649,487,037

Other assets less liabilities - (0.94)%                             (6,088,826)

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share; 750,000,000 shares of $0.01 par value capital shares authorized; 643,427,624 shares
  outstanding)                                                   $ 643,398,211

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.


FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 97.99%
$  1,575,000   Federal Agricultural Mortgage Corp.,
                4.95%, due January 14, 1999                       $  1,572,185
   5,000,000   Federal Agricultural Mortgage Corp.,
                5.08%, due January 19, 1999                          4,987,300
     650,000   Federal Home Loan Banks Discount Note,
                5.00%, due January 6, 1999                             649,549
   2,175,000   Federal Home Loan Banks Discount Note,
                5.10%, due January 6, 1999                           2,173,459
   7,500,000   Federal Home Loan Banks Discount Note,
                5.13%, due January 6, 1999                           7,494,656
   5,000,000   Federal Home Loan Banks Discount Note,
                5.00%, due January 8, 1999                           4,995,139
   4,000,000   Federal Home Loan Banks Discount Note,
                5.05%, due January 13, 1999                          3,993,267
   3,730,000   Federal Home Loan Banks Discount Note,
                5.07%, due January 13, 1999                          3,723,696
   6,557,000   Federal Home Loan Banks Discount Note,
                5.08%, due January 13, 1999                          6,545,896
   2,500,000   Federal Home Loan Banks Discount Note,
                5.09%, due January 13, 1999                          2,495,758
     300,000   Federal Home Loan Banks Discount Note,
                5.00%, due January 15, 1999                            299,417
   3,300,000   Federal Home Loan Banks Discount Note,
                5.10%, due January 15, 1999                          3,293,455
   7,500,000   Federal Home Loan Banks Discount Note,
                5.10%, due January 19, 1999                          7,480,875
  10,000,000   Federal Home Loan Banks Discount Note,
                5.12%, due January 20, 1999                          9,972,978
   3,019,000   Federal Home Loan Banks Discount Note,
                5.16%, due January 20, 1999                          3,010,778
   3,600,000   Federal Home Loan Banks Discount Note,
                5.08%, due January 22, 1999                          3,589,332
   5,000,000   Federal Home Loan Banks Discount Note,
                5.11%, due January 22, 1999                          4,985,096
   1,522,000   Federal Home Loan Banks Discount Note,
                5.19%, due January 29, 1999                          1,515,856
   2,500,000   Federal Home Loan Banks Discount Note,
                5.00%, due October 27, 1999                          2,500,000
   2,000,000   Federal Home Loan Banks Discount Note,
                5.25%, due November 12, 1999                         2,000,000
   1,562,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                4.25%, due January 4, 1999                           1,561,447
   2,500,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                4.95%, due January 6, 1999                           2,498,281
   3,250,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                4.96%, due January 6, 1999                           3,247,761
   5,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.05%, due January 8, 1999                           4,995,090
  10,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.12%, due January 8, 1999                           9,990,044
   4,865,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.08%, due January 11, 1999                          4,858,135
  10,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.09%, due January 11, 1999                          9,985,862
  11,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.10%, due January 11, 1999                         10,984,417
   2,270,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.08%, due January 13, 1999                          2,266,156
     270,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.00%, due January 14, 1999                            269,512
   3,155,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.09%, due January 14, 1999                          3,149,201
   2,750,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.20%, due January 14, 1999                          2,744,836
   3,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                4.95%, due January 15, 1999                          2,994,225
   2,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                 5.09%, due January 15, 1999                         1,996,041
  16,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.10%, due January 15, 1999                         15,968,267
   3,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.07%, due January 20, 1999                          2,991,973
  12,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.08%, due January 20, 1999                         11,967,826
  10,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.10%, due January 21, 1999                          9,971,667
   6,400,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.09%, due January 22, 1999                          6,380,997
     661,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.00%, due January 25, 1999                            658,797
   5,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.16%, due January 25, 1999                          4,982,800
  20,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.08%, due January 29, 1999                         19,920,978
   5,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                4.81%, due February 2, 1999                          4,978,622
   3,500,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.11%, due February 3, 1999                          3,483,605
   6,000,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.06%, due February 10, 1999                         5,966,267
   5,200,000   Federal Home Loan Mortgage Corporation
                Discount Notes,
                5.03%, due February 26, 1999                         5,159,313
  16,849,000   Federal National Mortgage Association
                Discount Notes,
                5.00%, due January 4, 1999                          16,841,980
   8,151,000   Federal National Mortgage Association
                Discount Notes,
                5.08%, due January 4, 1999                           8,147,549
  10,000,000   Federal National Mortgage Association
                Discount Notes,
                5.11%, due January 5, 1999                           9,994,322
   5,190,000   Federal National Mortgage Association
                Discount Notes,
                4.65%, due January 7, 1999                           5,185,978
   5,000,000   Federal National Mortgage Association
                Discount Notes,
                5.08%, due January 7, 1999                           4,995,767
   5,000,000   Federal National Mortgage Association
                Discount Notes,
                5.09%, due January 7, 1999                           4,995,758
  10,000,000   Federal National Mortgage Association
                Discount Notes,
                5.11%, due January 7, 1999                           9,991,483
   1,500,000   Federal National Mortgage Association
                Discount Notes,
                5.20%, due January 7, 1999                           1,498,700
     100,000   Federal National Mortgage Association
                Discount Notes,
                5.00%, due January 8, 1999                              99,903
  10,000,000   Federal National Mortgage Association
                Discount Notes,
                5.07%, due January 14, 1999                          9,981,692
   1,000,000   Federal National Mortgage Association
                Discount Notes,
                5.00%, due January 15, 1999                            998,056
   2,000,000   Federal National Mortgage Association
                Discount Notes,
                5.10%, due January 19, 1999                          1,994,900
     125,000   Federal National Mortgage Association
                Discount Notes,
                5.00%, due January 26, 1999                            124,566
   4,065,000   Federal National Mortgage Association
                Discount Notes,
                4.80%, due February 2, 1999                          4,047,656
   4,000,000   Federal National Mortgage Association
                Discount Notes,
                5.54%, due July 16, 1999                             3,999,248
                                                                   314,148,370

TOTAL INVESTMENTS - 97.99%                                       $ 314,148,370

Other assets less liabilities - 2.01%                                6,457,727

TOTAL NET ASSETS - 100.00%
  (equivalent of $1.00 per share;
  750,000,000 shares of $0.01
  par value capital shares authorized;
  320,654,222 shares outstanding)                                $ 320,606,097

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS     DECEMBER 31, 1998 (unaudited)

STATEMENT OF ASSETS AND LIABILITIES


                                                        PRIME        FEDERAL
                                                      PORTFOLIO     PORTFOLIO


ASSETS:
  Investment securities, at market value            $649,487,037   $314,148,370
  Cash                                                (6,407,336)     6,312,411
  Interest receivable                                    248,831        138,636
    Total assets                                     643,328,532    320,599,417

LIABILITIES:
  Dividends payable                                      (33,819)        10,303
  Disbursements in excess of demand deposit cash         (35,860)       (16,983)
    Total liabilities                                    (69,679)        (6,680)

NET ASSETS                                          $643,398,211   $320,606,097

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)       $643,431,258   $320,654,882
  Accumulated net realized loss on investment
    transactions                                         (33,047)       (48,785)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES         $643,398,211   $320,606,097

Capital shares, $0.01 par value
  Authorized                                         750,000,000    750,000,000

  Outstanding                                        643,427,624    320,654,222

NET ASSET VALUE PER SHARE                           $       1.00   $       1.00

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS   SIX MONTHS ENDED DECEMBER 31, 1998 (unaudited)

STATEMENT OF OPERATIONS

                                                       PRIME          FEDERAL
                                                     PORTFOLIO        PORTFOLIO

INVESTMENT INCOME:
  Income:
    Interest                                        $ 17,424,302   $  8,760,518

  Expenses:
    Management fees                                    1,596,386        820,514
    Government fees                                       19,449         11,264
                                                       1,615,835        831,778
      Net investment income                           15,808,467      7,928,740
      Net increase in net assets resulting from
        operations                                  $ 15,808,467   $  7,928,740

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS
Six Months Ended December 31, 1998 (unaudited) and Year Ended June 30, 1998 STATEMENTS OF CHANGES IN NET ASSETS

                                                       PRIME            FEDERAL
                                                       PORTFOLIO        PORTFOLIO
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                $   27,866,875   $   15,357,281
  Net increase in net assets resulting from operations     27,866,875       15,357,281

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (27,866,875)     (15,357,281)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)             928,253,918      688,025,800
  Net asset value of shares issued for
   reinvestment of distributions ($1.00 per share)          5,260,269        2,568,617
                                                          933,514,187      690,594,417
  Cost of shares redeemed ($1.00 per share)              (822,862,867)    (625,946,162)
     Net increase in net assets from
       capital share transactions                         110,651,320       64,648,255
       Net increase in net assets                         110,651,320       64,648,255
NET ASSETS - June 30, 1997                                445,095,495      238,300,734
NET ASSETS - June 30, 1998                             $  555,746,815   $  302,948,989

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                $   15,808,468   $    7,928,740
  Net increase in net assets resulting from operations     15,808,468        7,928,740

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (15,808,468)      (7,928,740)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)             854,289,155      400,560,112
  Net asset value of shares issued for
    reinvestment of distributions ($1.00 per share)         3,090,130        1,916,956
                                                          857,379,285      402,477,068
  Cost of shares redeemed ($1.00 per share)              (769,727,889)    (384,819,960)
     Net increase in net assets from
       capital share transactions                          87,651,396       17,657,108
       Net increase  in net assets                         87,651,396       17,657,108
NET ASSETS - June 30, 1998                                555,746,815      302,948,989
NET ASSETS - December 31, 1998                         $  643,398,211   $  320,606,097

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At December 31, 1998, the Fund has accumulated net realized losses on sales of investments for federal income tax purposes of $33,047 (Prime Portfolio) and $48,785 (Federal Portfolio), which are available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1998, were as follows:

                                Other than
                                U.S. Government         U.S. Government
Prime Portfolio	Securities	Securities
Purchases                       $  5,196,546,000        $   407,332,537
Proceeds from sales                5,104,337,398            367,787,588
Federal Portfolio
Purchases                       $            -          $ 2,879,396,188
Proceeds from sales                          -            2,849,147,112

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.

This report has been prepared for the information of the Shareholders of UMB Scout Money Market Fund, Inc., and is not to be construed as an offering of shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.





UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

Manager and Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Custodian
UMB Bank, n.a., Kansas City, Missouri

Underwriter, Distributor
and Transfer Agent
Jones & Babson, Inc.
Kansas City, Missouri




UMB SCOUT FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498


Toll Free 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial Corporation. UMB Financial Corporation also claims service mark rights to the Scout design.


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